Other Components of Equity - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	₩ 37,264,750	₩ 42,000,256	₩ 65,326,706
Additional paid-in capital and others	(1,819)	6,023	126,792
Shares of other comprehensive income of associates and joint ventures, net of tax	(6,346)	(27,349)	12,305
Shares of other comprehensive income of associates and joint ventures, net of tax	654,225	122,994	509,487
Foreign currency translation of foreign operations, net of tax	164,628	(17,274)	28,387
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	11,870	(3,654)	(24,415)
Others		153
Ending balance	41,362,833	37,264,750	42,000,256
Other Components Of Equity
Beginning balance	15,453,203
Ending balance	15,733,411	15,453,203
Other capital surplus
Beginning balance	1,600,801	1,268,569
Changes in consolidation scope	0	(48)
Additional paid-in capital and others	(7)	0
Transactions between consolidated entities	18	332,280
Ending balance	1,600,812	1,600,801	1,268,569
Other capital surplus | Other Components Of Equity
Beginning balance	1,600,801
Ending balance	1,600,812	1,600,801
Gains on disposal of Treasury stocks
Beginning balance	387,524	387,524
Changes in consolidation scope	0	0
Additional paid-in capital and others	0	0
Transactions between consolidated entities	0	0
Ending balance	387,524	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Beginning balance	1,213,277	881,045
Changes in consolidation scope	0	(48)
Additional paid-in capital and others	(7)	0
Transactions between consolidated entities	18	332,280
Ending balance	1,213,288	1,213,277	881,045
Accumulated other comprehensive income (loss)
Beginning balance	557,430	496,976
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	100,759	(31,665)
Shares of other comprehensive income of associates and joint ventures, net of tax	654,225	122,994
Foreign currency translation of foreign operations, net of tax	99,624	(25,950)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	11,976	(5,078)
Ending balance	1,424,014	557,430	496,976
Accumulated other comprehensive income (loss) | Other Components Of Equity
Beginning balance	557,430
Ending balance	1,424,014	557,430
Financial assets at fair value through other comprehensive income
Beginning balance	(20,002)	11,510
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	100,759	(31,665)
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others		153
Ending balance	80,757	(20,002)	11,510
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Beginning balance	943,733	820,739
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	654,225	122,994
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others		0
Ending balance	1,597,958	943,733	820,739
Reserve for gain (loss) on valuation of derivatives
Beginning balance	(34,731)	(29,653)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	11,976	(5,078)
Others		0
Ending balance	(22,755)	(34,731)	(29,653)
Reserve for overseas operations translation credit
Beginning balance	(331,570)	(305,620)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	99,624	(25,950)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others		0
Ending balance	(231,946)	(331,570)	₩ (305,620)
Other equity
Beginning balance	13,294,972
Ending balance	12,708,585	13,294,972
Other equity | Other Components Of Equity
Beginning balance	13,294,972
Ending balance	12,708,585	13,294,972
Statutory revaluation reserve
Beginning balance	13,295,098
Ending balance	12,708,704	13,295,098
Changes in other equity
Beginning balance	(126)
Ending balance	₩ (119)	₩ (126)